Net (Loss)/ Income per Share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Net (Loss)/ Income per Share

21.  Net (Loss)/Income per Share

The following table sets forth the computation of basic and diluted net (loss)/income per share for the years indicated (amounts in thousands, except for number of shares and per share data):

	For the Years Ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net (loss)/income per Class A and Class B ordinary share — basic:
Numerator:
Net (loss)/income from continuing operations attributable to Phoenix New Media Limited	(63,142)	664,196	417,976	64,058
Net (loss)/income from discontinued operations attributable to Phoenix New Media Limited	(80)	63,633	(37,607)	(5,764)
Net (loss)/income attributable to Phoenix New Media Limited	(63,222)	727,829	380,369	58,294
Denominator:
Weighted average number of Class A and Class B ordinary shares outstanding	580,516,101	582,275,800	582,324,325	582,324,325
Weighted average number of contingently issuable shares	568,352	—	—	—
Denominator used in computing Net (loss)/income per share — basic	581,084,453	582,275,800	582,324,325	582,324,325
Net (loss)/income from continuing operations per Class A and Class B ordinary share — basic	(0.11)	1.14	0.72	0.11
Net (loss)/income from discontinued operations per Class A and Class B ordinary share — basic	0.00	0.11	(0.07)	(0.01)
Net (loss)/income per Class A and Class B ordinary share — basic	(0.11)	1.25	0.65	0.10
Net (loss)/income per Class A and Class B ordinary share — diluted:
Numerator:
Net (loss)/income from continuing operations attributable to Phoenix New Media Limited	(63,142)	664,196	417,976	64,058
Net (loss)/income from discontinued operations attributable to Phoenix New Media Limited	(80)	63,633	(37,607)	(5,764)
Net (loss)/income attributable to Phoenix New Media Limited	(63,222)	727,829	380,369	58,294
Denominator:
Denominator used in computing Net (loss)/income per share — basic	581,084,453	582,275,800	582,324,325	582,324,325
Share-based awards	—	—	—	—
Denominator used in computing Net (loss)/income per share — diluted	581,084,453	582,275,800	582,324,325	582,324,325
Net (loss)/income from continuing operations per Class A and Class B ordinary share — diluted	(0.11)	1.14	0.72	0.11
Net (loss)/income from discontinued operations per Class A and Class B ordinary share — diluted	0.00	0.11	(0.07)	(0.01)
Net (loss)/income per Class A and Class B ordinary share — diluted	(0.11)	1.25	0.65	0.10

The Company has included 568,352, nil and nil contingently issuable shares in the denominator used in computing basic and diluted net income/(loss) per share for the years ended December 31, 2018, 2019 and 2020, respectively. These shares are contingently issuable upon the holders’ request without other substantive conditions and for no further consideration. There were 35,183,115, 34,445,604 and 37,940,736 options to purchase ordinary shares have been excluded from the computation of diluted net income/(loss) per share for the years ended December 31, 2018, 2019 and 2020, respectively, as their effects would be anti-dilutive.